INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2013
INTANGIBLE ASSETS [Abstract]
INTANGIBLE ASSETS
NOTE 7 – INTANGIBLE ASSETS

Intangible assets, net of amortization, at December 31 follows:

	2013		2012
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
	(In thousands)

Amortized intangible assets - core deposits	$23,703	$20,540	$23,703	$19,728

Intangible amortization expense was $0.8 million, $1.1 million and $1.4 million in 2013, 2012 and 2011, respectively.

A summary of estimated core deposit intangible amortization at December 31, 2013, follows:

(In thousands)

2014	$536
2015	347
2016	347
2017	346
2018	346
2019 and thereafter	1,241
Total	$3,163

On December 7, 2012 we sold 21 branches to another financial institution (see note #26). The branches sold included six branch locations in the Battle Creek, Michigan market area and 15 branch locations in Northeast Michigan. As a result of this branch sale $7.6 million gross carrying amount and $5.1 million accumulated amortization (net recorded balance of $2.6 million) of intangible assets related to customers and deposits associated with these 21 branches were recorded as a reduction to the net gain on branch sale in our Consolidated Statement of Operations.